Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accrued Liabilities
Income taxes	$ 275	$ 112
Interest on debt	162	199
Taxes other than income taxes	110	176
Employee costs	146	158
Other, including other loss contingencies	309	303
Accrued Liabilities, Current, Total	1,002	948
Accounts Payable and Accrued Liabilities (Textuals) [Abstract]
Cash management negative balance included in accounts payable	$ 58	$ 44